UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03336

Exact name of registrant as specified in charter:	Prudential Jennison Blend Fund, Inc.

Address of principal executive offices:	655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	8/31/2016

Date of reporting period:	11/30/2015

Item 1. Schedule of Investments

Prudential Jennison Blend Fund, Inc.

Schedule of Investments

as of November 30, 2015 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.2%
COMMON STOCKS
Aerospace & Defense — 1.6%
Boeing Co. (The)	56,950	$8,283,377
Curtiss-Wright Corp.	48,969	3,447,907
Moog, Inc. (Class A Stock)*	14,611	965,349
United Technologies Corp.	44,251	4,250,309

		16,946,942

Airlines — 0.2%
Spirit Airlines, Inc.*	60,477	2,223,739

Auto Components — 1.1%
Lear Corp.	77,193	9,718,599
Metaldyne Performance Group, Inc.	64,478	1,452,044

		11,170,643

Automobiles — 0.5%
Tesla Motors, Inc.*(a)	22,107	5,090,358

Banks — 8.7%
Ameris Bancorp	18,734	640,515
Bank of America Corp.	488,228	8,509,814
Bank of the Ozarks, Inc.	65,701	3,566,250
BankUnited, Inc.	44,318	1,675,220
Citigroup, Inc.	279,507	15,118,534
City Holding Co.(a)	6,796	339,256
Columbia Banking System, Inc.	31,950	1,135,503
East West Bancorp, Inc.	89,263	3,872,229
Fulton Financial Corp.	153,402	2,219,727
Glacier Bancorp, Inc.	73,163	2,149,529
Home BancShares, Inc.	9,731	439,063
JPMorgan Chase & Co.	167,986	11,201,307
Pinnacle Financial Partners, Inc.	26,338	1,430,944
PNC Financial Services Group, Inc. (The)	85,543	8,170,212
Prosperity Bancshares, Inc.	63,805	3,535,435
Renasant Corp.	49,478	1,807,431
Signature Bank*	22,321	3,530,066
Valley National Bancorp	197,314	2,198,078
Webster Financial Corp.	60,501	2,432,745
Wells Fargo & Co.	211,347	11,645,220
Wintrust Financial Corp.	104,389	5,493,993

		91,111,071

Beverages — 0.4%
Monster Beverage Corp.*	25,377	3,923,538

Biotechnology — 3.9%
AbbVie, Inc.	58,158	3,381,888
ACADIA Pharmaceuticals, Inc.*(a)	53,841	2,043,266
Alexion Pharmaceuticals, Inc.*	38,698	6,905,271
Amicus Therapeutics, Inc.*(a)	183,770	1,971,852
Anacor Pharmaceuticals, Inc.*(a)	25,751	3,005,914
Biogen Idec, Inc.*	16,681	4,785,112
Celgene Corp.*	70,056	7,667,629
Flexion Therapeutics, Inc.*	74,130	1,441,087
Otonomy, Inc.*	39,893	1,052,776
OvaScience, Inc.*(a)	45,992	433,705
Radius Health, Inc.*	26,687	1,622,837
Regeneron Pharmaceuticals, Inc.*	12,088	6,581,916

		40,893,253

Capital Markets — 2.3%
Artisan Partners Asset Management, Inc. (Class A Stock)	25,625	1,001,681
Goldman Sachs Group, Inc. (The)	39,256	7,459,425
HFF, Inc. (Class A Stock)	34,912	1,199,926
Moelis & Co., (Class A Stock)	66,370	1,958,579
Morgan Stanley	312,321	10,712,610
Piper Jaffray Cos.*	33,095	1,341,340

		23,673,561

Chemicals — 1.4%
Cytec Industries, Inc.	30,505	2,283,909
Ferro Corp.*	97,325	1,168,873
FMC Corp.	115,583	4,966,602
Monsanto Co.	29,405	2,798,180
PolyOne Corp.	71,947	2,588,653
Schulman, (A.), Inc.	11,243	389,120

		14,195,337

Commercial Services & Supplies — 0.7%
Mobile Mini, Inc.	122,305	4,335,712
West Corp.	125,180	3,192,090

		7,527,802

Communications Equipment — 0.1%
Ciena Corp.*	47,984	1,201,519

Construction & Engineering — 0.1%
Great Lakes Dredge & Dock Corp.*	221,040	1,001,311

Construction Materials — 0.3%
Summit Materials, Inc. (Class A Stock)*	144,789	3,296,846

Consumer Finance — 1.1%
Capital One Financial Corp.	87,044	6,833,825
SLM Corp.*	742,645	5,016,567

		11,850,392

Containers & Packaging — 0.2%
Berry Plastics Group, Inc.*	21,074	766,251
Multi Packaging Solutions International Ltd.*	67,097	1,134,610

		1,900,861

Distributors — 0.1%
Fenix Parts, Inc.*(a)	86,453	548,977

Diversified Consumer Services
Apollo Education Group, Inc. (Class A Stock)*	35,631	251,555

Diversified Financial Services — 0.5%
Voya Financial, Inc.	126,977	5,167,964

Diversified Telecommunication Services — 0.3%
Cogent Communications Holdings, Inc.	35,097	1,177,855
Lumos Networks Corp.	40,595	478,615
ORBCOMM, Inc.*	288,624	1,850,080

		3,506,550

Electric Utilities — 1.1%
FirstEnergy Corp.	231,688	7,272,687
Portland General Electric Co.	112,447	4,151,543

		11,424,230

Electrical Equipment — 0.7%
Eaton Corp. PLC	124,110	7,218,237
Thermon Group Holdings, Inc.*	30,399	553,566

		7,771,803

Electronic Equipment, Instruments & Components — 0.8%
Anixter International, Inc.*	39,011	2,658,990
Flextronics International Ltd.*	341,420	3,840,975
Plexus Corp.*	44,910	1,670,652

		8,170,617

Energy Equipment & Services — 0.5%
Halliburton Co.	138,092	5,502,966

Food & Staples Retailing — 1.8%
Costco Wholesale Corp.	48,106	7,765,270
Kroger Co. (The)	191,371	7,207,032
Natural Grocers by Vitamin Cottage, Inc.*(a)	18,634	387,774
Performance Food Group Co.*	77,971	1,803,469
United Natural Foods, Inc.*	30,277	1,329,463

		18,493,008

Food Products — 2.3%
Adecoagro SA (Luxembourg)*	313,350	3,525,188
B&G Foods, Inc.	18,507	699,194
ConAgra Foods, Inc.	123,728	5,064,187
Darling Ingredients, Inc.*	111,131	1,216,884
Hain Celestial Group, Inc. (The)*	32,507	1,388,049
Mondelez International, Inc. (Class A Stock)	225,184	9,831,533
Post Holdings, Inc.*	7,327	509,373
SunOpta, Inc. (Canada)*	295,127	2,104,256

		24,338,664

Health Care Equipment & Supplies — 1.5%
Cardiovascular Systems, Inc.*	63,259	1,012,144
GenMark Diagnostics, Inc.*	199,869	1,592,956
Nevro Corp.*(a)	19,183	1,158,269
Novadaq Technologies, Inc. (Canada)*(a)	203,694	2,480,993
NuVasive, Inc.*	32,297	1,683,966
NxStage Medical, Inc.*	71,033	1,385,854
Steris PLC(a)	4,674	357,000
Tandem Diabetes Care, Inc.*(a)	28,520	294,041
Wright Medical Group NV*(a)	14,271	305,685
Zimmer Biomet Holdings, Inc.	53,397	5,393,631

		15,664,539

Health Care Providers & Services — 3.0%
Acadia Healthcare Co., Inc.*	25,526	1,761,549
Air Methods Corp.*(a)	97,590	4,264,683
Amsurg Corp.*(a)	64,885	5,454,233
Centene Corp.*	6,121	353,488
Envision Healthcare Holdings, Inc.*	48,194	1,325,335
HealthEquity, Inc.*	19,977	659,241
HealthSouth Corp.	40,606	1,428,925
Laboratory Corp. of America Holdings*	28,427	3,455,018
LifePoint Hospitals, Inc.*	34,137	2,444,550
Molina Healthcare, Inc.*(a)	67,555	4,070,864
Premier, Inc. (Class A Stock)*	55,888	1,920,312
Surgery Partners, Inc.*	47,720	911,929
Team Health Holdings, Inc.*	41,156	2,269,342
Teladoc, Inc.*(a)	37,912	805,630
WellCare Health Plans, Inc.*	2,958	243,976

		31,369,075

Health Care Technology
Omnicell, Inc.*	10,625	320,450

Hotels, Restaurants & Leisure — 5.1%
BJ’s Restaurants, Inc.*	12,059	552,302
Bloomin’ Brands, Inc.	22,468	388,921
Buffalo Wild Wings, Inc.*	1,714	274,652
Carnival Corp.	171,308	8,656,193
Cheesecake Factory, Inc. (The)	5,367	252,947
Marriott International, Inc. (Class A Stock)(a)	97,677	6,926,276
McDonald’s Corp.	58,102	6,632,924
Pinnacle Entertainment, Inc.*	105,915	3,472,953
Shake Shack, Inc. (Class A Stock)*(a)	41,796	1,920,526
Starbucks Corp.	199,029	12,218,390
Texas Roadhouse, Inc.	123,609	4,326,315
Vail Resorts, Inc.	58,968	7,111,541
Zoe’s Kitchen, Inc.*(a)	30,385	1,033,698

		53,767,638

Household Durables — 0.1%
Meritage Homes Corp.*	25,095	936,295

Industrial Conglomerates — 0.5%
General Electric Co.(a)	175,923	5,267,135

Insurance — 3.1%
ACE Ltd.	60,941	6,999,074
MetLife, Inc.	165,107	8,435,317
Navigators Group, Inc. (The)*	11,468	989,230
RLI Corp.	32,238	1,956,846
Symetra Financial Corp.	234,130	7,370,412
Validus Holdings Ltd.	40,890	1,929,190
White Mountains Insurance Group Ltd.	6,060	4,896,480

		32,576,549

Internet & Catalog Retail — 3.7%
Amazon.com, Inc.*	30,485	20,266,428
Netflix, Inc.*	82,540	10,179,658
Priceline Group, Inc. (The)*	5,504	6,873,671
Wayfair, Inc. (Class A Stock)*(a)	45,954	1,742,116

		39,061,873

Internet Software & Services — 8.2%
Alibaba Group Holding Ltd. (China), ADR*(a)	86,942	7,310,083
Alphabet, Inc. (Class A Stock)*	16,308	12,440,558
Alphabet, Inc. (Class C Stock)*	17,017	12,636,824
Cornerstone OnDemand, Inc.*	89,862	3,226,945
Demandware, Inc.*(a)	25,829	1,321,153
Facebook, Inc. (Class A Stock)*	243,441	25,376,290
LinkedIn Corp. (Class A Stock)*	44,074	10,714,830
Marketo, Inc.*	44,383	1,343,473
Q2 Holdings, Inc.*	98,997	2,720,438
Tencent Holdings Ltd. (China)	441,728	8,778,183

		85,868,777

IT Services — 2.7%
Euronet Worldwide, Inc.*	12,795	994,427
Global Payments, Inc.	52,846	3,744,139
InterXion Holding NV (Netherlands)*	66,849	2,053,601

MasterCard, Inc. (Class A Stock)	96,130	9,413,050
Visa, Inc. (Class A Stock)(a)	159,046	12,566,225

		28,771,442

Life Sciences Tools & Services — 0.7%
Fluidigm Corp.*(a)	70,138	797,469
Illumina, Inc.*	35,357	6,502,153
NanoString Technologies, Inc.*(a)	21,867	333,253

		7,632,875

Machinery — 0.8%
Barnes Group, Inc.	49,211	1,895,607
CIRCOR International, Inc.	19,115	868,777
NN, Inc.	73,906	1,260,097
RBC Bearings, Inc.*	18,016	1,272,290
Rexnord Corp.*	83,695	1,709,889
Woodward, Inc.	20,809	1,049,398

		8,056,058

Media — 3.2%
Cinemark Holdings, Inc.	111,159	3,857,217
Comcast Corp. (Class A Stock)	164,816	10,030,702
IMAX Corp.*	66,540	2,520,535
Time Warner, Inc.	40,898	2,862,042
Time, Inc.	87,741	1,460,010
Walt Disney Co. (The)(a)	114,478	12,989,819

		33,720,325

Metals & Mining — 0.1%
Globe Specialty Metals, Inc.	34,963	355,574
Reliance Steel & Aluminum Co.	11,139	655,084

		1,010,658

Multi-Utilities — 0.6%
PG&E Corp.	120,278	6,342,259

Multiline Retail — 0.9%
Burlington Stores, Inc.*	11,566	556,440
Target Corp.	117,682	8,531,945
Tuesday Morning Corp.*	53,356	356,418

		9,444,803

Oil, Gas & Consumable Fuels — 3.4%
Chevron Corp.	68,179	6,226,106
Marathon Oil Corp.	249,750	4,373,123
Noble Energy, Inc.	149,691	5,489,169
Occidental Petroleum Corp.	94,328	7,130,254
PDC Energy, Inc.*	70,105	3,960,232
SemGroup Corp. (Class A Stock)	45,521	1,580,944
Suncor Energy, Inc. (Canada)	240,998	6,659,048

		35,418,876

Pharmaceuticals — 6.7%
Allergan PLC*	52,033	16,332,638
Bayer AG (Germany), ADR	45,820	6,082,605
Bristol-Myers Squibb Co.	135,015	9,047,355
Dermira, Inc.*	10,832	333,734
Intersect ENT, Inc.*	102,119	2,012,766
Medicines Co. (The)*(a)	15,897	667,833
Merck & Co., Inc.	121,731	6,452,960

Novo Nordisk A/S (Denmark), ADR	72,751	3,999,122
Pfizer, Inc.	248,367	8,138,987
Shire PLC (Ireland), ADR	32,795	6,833,166
Teva Pharmaceutical Industries Ltd. (Israel), ADR	165,349	10,405,413

		70,306,579

Professional Services — 1.1%
CEB, Inc.	12,651	977,543
FTI Consulting, Inc.*	7,606	284,312
Heidrick & Struggles International, Inc.	18,122	523,001
Insperity, Inc.	13,158	567,899
Korn/Ferry International	126,792	4,665,946
Resources Connection, Inc.	59,071	1,078,046
TrueBlue, Inc.*	130,543	3,823,604

		11,920,351

Real Estate Investment Trusts (REITs) — 2.2%
Capstead Mortgage Corp.	185,374	1,759,199
Chatham Lodging Trust	122,589	2,793,803
Colony Financial, Inc.	80,066	1,638,150
First Potomac Realty Trust	104,903	1,218,973
Hersha Hospitality Trust	157,581	3,720,488
Hudson Pacific Properties, Inc.	17,389	498,543
LaSalle Hotel Properties	15,839	446,818
MFA Financial, Inc.	427,648	2,984,983
Parkway Properties, Inc.	123,072	2,102,070
Pebblebrook Hotel Trust	53,233	1,695,471
QTS Realty Trust, Inc. (Class A Stock)	64,396	2,718,799
Retail Opportunity Investments Corp.	33,682	616,044
Summit Hotel Properties, Inc.	52,558	700,598

		22,893,939

Real Estate Management & Development — 0.1%
Marcus & Millichap, Inc.*	45,688	1,499,023

Road & Rail — 0.5%
Heartland Express, Inc.	94,035	1,801,710
Hertz Global Holdings, Inc.*	238,552	3,783,435

		5,585,145

Semiconductors & Semiconductor Equipment — 1.7%
Cavium, Inc.*	93,532	6,276,933
Inphi Corp.*	10,488	337,189
M/A-COM Technology Solutions Holdings, Inc.*(a)	49,116	1,814,836
Monolithic Power Systems, Inc.	43,989	3,005,768
Semtech Corp.*	45,596	916,480
Texas Instruments, Inc.	97,228	5,650,891

		18,002,097

Software — 7.7%
Adobe Systems, Inc.*	92,362	8,447,429
Aspen Technology, Inc.*	6,567	288,620
BroadSoft, Inc.*(a)	27,529	1,101,986
Fortinet, Inc.*	59,885	2,157,058
Imperva, Inc.*	5,571	415,764
Infoblox, Inc.*	40,807	613,737
Manhattan Associates, Inc.*	30,626	2,345,952
Microsoft Corp.	263,480	14,320,138
Paycom Software, Inc.*	49,234	2,146,602
Proofpoint, Inc.*(a)	43,748	3,207,166
PTC, Inc.*	135,442	4,881,330
QLIK Technologies, Inc.*	183,883	5,849,318

Red Hat, Inc.*	83,728	6,816,296
salesforce.com, inc.*	122,777	9,784,099
SolarWinds, Inc.*	133,173	7,781,298
Splunk, Inc.*	80,331	4,779,694
Workday, Inc. (Class A Stock)*	65,555	5,487,609

		80,424,096

Specialty Retail — 2.2%
American Eagle Outfitters, Inc.(a)	67,144	1,045,432
Asbury Automotive Group, Inc.*	20,830	1,564,333
DavidsTea, Inc. (Canada)*(a)	31,495	370,381
DSW, Inc. (Class A Stock)(a)	133,608	3,067,640
Express, Inc.*	15,759	263,806
Five Below, Inc.*(a)	30,033	841,224
Inditex SA (Spain), ADR	495,621	8,881,528
Mattress Firm Holding Corp.*(a)	79,312	3,914,840
Party City Holdco, Inc.*	20,214	256,718
Pier 1 Imports, Inc.(a)	36,996	250,093
Restoration Hardware Holdings, Inc.*(a)	23,933	2,150,859
Zumiez, Inc.*(a)	28,749	433,823

		23,040,677

Technology Hardware, Storage & Peripherals — 2.3%
Apple, Inc.	153,082	18,109,600
HP, Inc.	324,679	4,071,475
NCR Corp.*	91,736	2,486,963

		24,668,038

Textiles, Apparel & Luxury Goods — 3.0%
Coach, Inc.	91,809	2,916,772
Deckers Outdoor Corp.*	32,424	1,586,831
G-III Apparel Group Ltd.*	76,022	3,487,129
NIKE, Inc. (Class B Stock)	110,239	14,582,415
PVH Corp.	28,783	2,627,600
Steven Madden Ltd.*	18,160	579,304
Under Armour, Inc. (Class A Stock)*(a)	65,417	5,640,254
Vince Holding Corp.*	56,853	294,498

		31,714,803

Thrifts & Mortgage Finance — 0.3%
Brookline Bancorp, Inc.	40,775	478,698
Provident Financial Services, Inc.	112,468	2,348,332
WSFS Financial Corp.	15,267	521,521

		3,348,551

Trading Companies & Distributors — 0.3%
Beacon Roofing Supply, Inc.*	62,025	2,652,809
Univar, Inc.*	51,935	983,649

		3,636,458

Wireless Telecommunication Services — 0.8%
Vodafone Group PLC (United Kingdom), ADR	240,268	8,063,394

TOTAL LONG-TERM INVESTMENTS (cost $753,163,887)		1,021,516,285

SHORT-TERM INVESTMENT — 12.3%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $129,536,979; includes $100,672,133 of cash collateral for securities on loan)(b)(c)	129,536,979	129,536,979

TOTAL INVESTMENTS — 109.5% (cost $882,700,866)(d)		1,151,053,264
Liabilities in excess of other assets — (9.5)%		(100,334,388)

NET ASSETS — 100.0%		$1,050,718,876

The following abbreviations are used in the quarterly schedule of portfolio holdings:

ADR	American Depositary Receipt
OTC	Over-the-counter

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $97,622,746; cash collateral of $100,672,133 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	The United States federal income tax basis of investments and net unrealized appreciation were as follows:

Tax Basis	$887,550,709

Appreciation	298,434,931
Depreciation	(34,932,376)

Net Unrealized Appreciation	$263,502,555

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of November 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$16,946,942	$—	$—
Airlines	2,223,739	—	—
Auto Components	11,170,643	—	—
Automobiles	5,090,358	—	—
Banks	91,111,071	—	—
Beverages	3,923,538	—	—
Biotechnology	40,893,253	—	—
Capital Markets	23,673,561	—	—
Chemicals	14,195,337	—	—
Commercial Services & Supplies	7,527,802	—	—
Communications Equipment	1,201,519	—	—
Construction & Engineering	1,001,311	—	—
Construction Materials	3,296,846	—	—
Consumer Finance	11,850,392	—	—
Containers & Packaging	1,900,861	—	—
Distributors	548,977	—	—
Diversified Consumer Services	251,555	—	—
Diversified Financial Services	5,167,964	—	—
Diversified Telecommunication Services	3,506,550	—	—

Electric Utilities	11,424,230	—	—
Electrical Equipment	7,771,803	—	—
Electronic Equipment, Instruments & Components	8,170,617	—	—
Energy Equipment & Services	5,502,966	—	—
Food & Staples Retailing	18,493,008	—	—
Food Products	24,338,664	—	—
Health Care Equipment & Supplies	15,664,539	—	—
Health Care Providers & Services	31,369,075	—	—
Health Care Technology	320,450	—	—
Hotels, Restaurants & Leisure	53,767,638	—	—
Household Durables	936,295	—	—
Industrial Conglomerates	5,267,135	—	—
Insurance	32,576,549	—	—
Internet & Catalog Retail	39,061,873	—	—
Internet Software & Services	77,090,594	8,778,183	—
IT Services	28,771,442	—	—
Life Sciences Tools & Services	7,632,875	—	—
Machinery	8,056,058	—	—
Media	33,720,325	—	—
Metals & Mining	1,010,658	—	—
Multi-Utilities	6,342,259	—	—
Multiline Retail	9,444,803	—	—
Oil, Gas & Consumable Fuels	35,418,876	—	—
Pharmaceuticals	70,306,579	—	—
Professional Services	11,920,351	—	—
Real Estate Investment Trusts (REITs)	22,893,939	—	—
Real Estate Management & Development	1,499,023	—	—
Road & Rail	5,585,145	—	—
Semiconductors & Semiconductor Equipment	18,002,097	—	—
Software	80,424,096	—	—
Specialty Retail	23,040,677	—	—
Technology Hardware, Storage & Peripherals	24,668,038	—	—
Textiles, Apparel & Luxury Goods	31,714,803	—	—
Thrifts & Mortgage Finance	3,348,551	—	—
Trading Companies & Distributors	3,636,458	—	—
Wireless Telecommunication Services	8,063,394	—	—
Affiliated Money Market Mutual Fund	129,536,979	—	—

Total	$1,142,275,081	$8,778,183	$—

Notes to Schedules of Investments (Unaudited)

Securities Valuation: The Fund holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures and options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. Such securities are valued using model prices to the extent that the valuation meets the established confidence level for each security. If the confidence level is not met or the vendor does not provide a model price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Participatory Notes (P-notes) are generally valued based upon the value of a related underlying security that trades actively in the market and are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

OTC derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are generally valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

The Fund invests in the Prudential Core Taxable Money Market Fund, a portfolio of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Prudential Jennison Blend Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date       January 20, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date       January 20, 2016

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial Officer

Date       January 20, 2016

*	Print the name and title of each signing officer under his or her signature.